Schedule II (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of the Year	$ 6,612	$ 7,332	$ 6,898
Additions	7,356	8,977	5,774
Deductions	(7,552)	(9,697)	(5,340)
Balance at End of the Year	6,416	6,612	7,332
Allowance for Trade Receivable, Straight Line Rent [Member]
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of the Year	549	530	581
Additions	1,431	1,729	824
Deductions	(647)	(1,710)	(875)
Balance at End of the Year	1,333	549	530
SEC Schedule, 12-09, Allowance, Credit Loss [Member]
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of the Year	6,063	6,802	6,317
Additions	5,925	7,248	4,950
Deductions	(6,905)	(7,987)	(4,465)
Balance at End of the Year	$ 5,083	$ 6,063	$ 6,802